Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	496,636,128	505,207,968
Ordinary shares, shares outstanding (in shares)	496,636,128	505,207,968
Class A Ordinary Shares | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	496,636,128	505,207,968
Ordinary shares, shares outstanding (in shares)	496,636,128	505,207,968
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638
Class B Ordinary Shares | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638